Earnings Per Share - Computation of basic and diluted net income (loss) per share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								10 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary Preferred Stock Dividends [Line Items]
Net income (loss) attributable to APAM	$ 10,082	$ 5,977	$ 5,798	$ 2,950	$ 0	$ 0	$ 0	$ 0	$ 24,807	$ 24,807	$ 0	$ 0
Less: Convertible preferred stock deemed dividends									(19,457)
Less: Allocation to participating securities									(1,300)
Net income (loss) allocated to common shareholders									(28,165)
Weighted average shares outstanding									13,780,378
Earnings (loss) per share									$ (2.04)
Convertible preferred stock
Subsidiary Preferred Stock Dividends [Line Items]
Less: Convertible preferred stock deemed dividends									$ (32,215)